INCOME TAXES	3 Months Ended
Mar. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES	INCOME TAXES
The effective tax rates for the three months ended March 31, 2020 and 2019 were 30.3% and 25.8%, respectively. The higher 2020 effective tax rate was primarily due to changes in the jurisdictional mix of pre-tax results and the percentage impact of discrete tax items on the overall level of pre-tax results.
As in all financial reporting periods, the Company evaluated the realizability of its various deferred tax assets, which relate to multiple tax jurisdictions in all regions of the world. While no changes occurred during the three months ended March 31, 2020, given the economic impact of the COVID-19 pandemic, it is possible that such changes could occur within the next twelve months, with those changes potentially having a material impact on the Company’s results of operations.
The Company is subject to income taxes and, therefore, routinely encounters income tax audits in many tax jurisdictions of the world. As various ongoing audits are concluded, or as the statutes of limitations associated with multiple income tax jurisdictions expire, it is possible the Company’s amount of unrecognized tax benefits will change during the next twelve months. We do not, however, anticipate those changes will have a material impact on the Company’s results of operations, balance sheet, or cash flows.